UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robert Bender & Associates
Address: 245 South Los Robles Avenue, Suite 620

         Pasadena, CA  91011

13F File Number:  28-03386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bender
Title:     President
Phone:     626-397-9072

Signature, Place, and Date of Signing:

     /s/ Robert Bender     Pasadena, CA     February 14, 2002


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $516,158 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                              TITLE
                              OF                          VALUE SHARES/ SH/PUT/INVSTMTOTHER             VOTING AUTHORITY
NAME OF ISSUER                CLASS           CUSIP    (x$1000) PRN AMT PRNCALLDSCRETNMANAGERS        SOLE  SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED FIBRE COMM INC       COM             00754A105     211   11921    DEFINED                          0   11921       0
AOL TIME WARNER               COM             00184A105   20889  650743    DEFINED                          0  650743       0
BED BATH & BEYOND INC         COM             75896100    38040 1122123    DEFINED                          0 1122123       0
BEST BUY INC                  COM             86516101     2419   32481    DEFINED                          0   32481       0
BIOVAIL CORP                  COM             09067J109    1215   21600    DEFINED                          0   21600       0
BROADVISION INC               COM             111412102    2752 1004284    DEFINED                          0 1004284       0
BROCADE COMMUNICATIONS SYS    COM             111621108   12737  384581    DEFINED                          0  384581       0
CDW COMPUTER CTRS INC COM     COM             125129106   35511  661168    DEFINED                          0  661168       0
CHECK POINT SOFTWARE TECH LTD COM             M22465104   45055 1129488    DEFINED                          0 1129488       0
CHEESECAKE FACTORY INC        COM             163072101    2393   68831    DEFINED                          0   68831       0
CIENA CORP                    COM             171779101     709   49566    DEFINED                          0   49566       0
CISCO SYS INC                 COM             17275R102   29243 1614756    DEFINED                          0 1614756       0
DOUBLECLICK INC               COM             258609304    5555  489840    DEFINED                          0  489840       0
ELAN PLC                      SPONSORED ADR   284131208    8352  185348    DEFINED                          0  185348       0
FASTENAL CO                   COM             311900104    3901   58722    DEFINED                          0   58722       0
FORRESTER RESH INC            COM             346563109     686   34038    DEFINED                          0   34038       0
HOME DEPOT INC                COM             437076102   27347  536101    DEFINED                          0  536101       0
INTERSIL CORP CL A            CL A            46069S109     323   10000    DEFINED                          0   10000       0
JDS UNIPHASE CORP             COM             46612J101     627   72200    DEFINED                          0   72200       0
KOHLS CORP                    COM             500255104   42695  606123    DEFINED                          0  606123       0
LEGATO SYS INC                COM             524651106     249   19196    DEFINED                          0   19196       0
MARCHFIRST INC.               COM             566244109       0   35716    DEFINED                          0   35716       0
MEDTRONIC INC                 COM             585055106   13574  265064    DEFINED                          0  265064       0
MICROSOFT CORP                COM             594918104   19173  289407    DEFINED                          0  289407       0
NETWORK APPLIANCE INC         COM             64120L104   23738 1085399    DEFINED                          0 1085399       0
OPENWAVE SYS INC              COM             683718100     601   61405    DEFINED                          0   61405       0
ORACLE SYS CORP               COM             68389X105   22122 1601886    DEFINED                          0 1601886       0
P F CHANGS CHINA BISTRO INC   COM             69333Y108   10996  232475    DEFINED                          0  232475       0
PAYCHEX INC                   COM             704326107    7120  204313    DEFINED                          0  204313       0
PEPSICO INC                   COM             713448108     390    8001    DEFINED                          0    8001       0
POWER-ONE INC                 COM             739308104    4659  447595    DEFINED                          0  447595       0
QUALCOMM INC COM              COM             747525103   15955  315932    DEFINED                          0  315932       0
QUINTILES TRANSNATIONAL CORP  COM             748767100   13256  825908    DEFINED                          0  825908       0
SAWTEK INC                    COM             805468105       0   37125    DEFINED                          0   37125       0
SMARTFORCE PUB LTD CO         SPONSORED ADR   83170A206   16456  664871    DEFINED                          0  664871       0
STAPLES INC                   COM             855030102   11763  629048    DEFINED                          0  629048       0
STARBUCKS CORP                COM             855244109   17133  899363    DEFINED                          0  899363       0
SYNOPSYS INC                  COM             871607107   21583  365380    DEFINED                          0  365380       0
TRIQUINT SEMICONDUCTOR INC    COM             89674K103    7941  647695    DEFINED                          0  647695       0
TWEETER HOME ENTMT GROUP      COM             901167106    3431  118310    DEFINED                          0  118310       0
VERISIGN INC                  COM             92343E102    8799  231322    DEFINED                          0  231322       0
WATSON PHARMACEUTICALS INC    COM             942683103   13836  440776    DEFINED                          0  440776       0
WESTPORT FDS SMALL CAP CL I   MUTUAL          961323409     341   17483    DEFINED                          0   17483       0
ZORAN CORP                    COM             98975F101    2382   72986    DEFINED                          0   72986       0